Cost of Revenues, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of revenues	$ 17,918,347	$ 17,126,606	$ 16,858,777
Selling expenses	357,681	273,479	774,394
Administrative expenses	3,194,636	2,982,361	2,669,676
Discontinued operations	121,874	1,365,067	1,338,803
Total depreciation, amortization and other amortization	21,592,538	21,747,513	21,641,650
Expenses relating to variable lease payment not included in the measurement of the lease liability	639,261
Expenses relating to short-term leases and leases of low-value assets	194,016
Total	833,277
Employee benefits
Short-term employee benefits	15,064,471	12,807,423	14,042,004
Other short-term employee benefits	1,130,535	1,711,945	1,396,804
Share-based compensation	968,628	903,764	863,782
Post-employment benefits	151,389	140,857	101,132
Discontinued operations	251,350	6,531,559	4,190,730
Employee benefits	$ 17,566,373	$ 22,095,548	$ 20,594,452